CERTIFICATION OF STRONG EQUITY FUNDS II, INC. ON BEHALF OF THE FOLLOWING SERIES:

Strong Matrix Value Fund (the “Fund”)

STRONG EQUITY FUNDS II, INC. (the "Registrant") does hereby certify as follows:

1.

This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “Securities Act”).

2.

Reference is made to the Prospectus and Statement of Additional Information for the Fund’s Institutional Class shares filed by the Registrant with the Securities and Exchange Commission on September 8, 2003 pursuant to Post-Effective Amendment No. 1 to the Registrant’s Form N-14 Registration Statement (File No. 333-107626) (the "Post-Effective Amendment").

3.

The form of Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(b) or (c) of the Securities Act would not have differed from that contained in the Post-Effective Amendment.

4.

The text of the Post-Effective Amendment has been filed electronically.

STRONG EQUITY FUNDS II, INC.

_/s/ Christopher O. Petersen______

By:  Christopher O. Petersen

Title:  Vice President and Assistant Secretary

Dated: September 12, 2003